Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income
Net change in unrealized holding losses on securities available for sale arising during period, tax effects	$ 19,300	$ (116,568)	$ (14,040)
Reclassification adjustment for losses on securities available for sale included in net income, tax effects	$ 1	$ 0	$ 3